RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	1 Months Ended		3 Months Ended		12 Months Ended
	Jun. 30, 2021	Apr. 28, 2021	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Promissory note related party			$ 735,050		$ 735,050	$ 195,050
Services charges paid					10,000
Web development service expense					5,000
Common shares issued						36,953,394
Chief Executive Officer [Member]
Promissory note related party					$ 540,000	$ 195,050
Borrowed amount			$ 0	$ 145,000
Related Party Transaction, Due Date					Dec. 31, 2023
CEO and Sole Director [Member]
Number of shares of common stock		150,000
Individual Paid, Amount		$ 25,000
Common shares issued		50,000
Asset Purchase Agreement [Member]
Promissory note related party	$ 63,456
Related Party Transaction, Rate	5.00%
Related Party Transaction, Amounts of Transaction	$ 1,902
Maturity date	Aug. 01, 2024
Accrued interest					$ 3,173